As filed with the Securities and Exchange Commission on May 27, 2011.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07685

FRONTEGRA FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

Frontegra Columbus Core Plus Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES 8.6%
	Ally Master Owner Trust
$4,025,000	Series 2011-1, 1.124%, 01/15/2016	$4,038,559
	Americredit Automobile Receivables Trust
1,630,000	Series 2008-AF, Class A4, 6.960%, 10/14/2014	1,730,280
	Chrysler Financial Auto Securitization Trust
1,340,421	Series 2009-B, Class A-2, 1.150%, 11/08/2011	1,341,361
	Chrysler Financial Automobile TALF
1,677,235	Series 2009-AF, Class A3, 2.820%, 01/15/2016	1,700,578
	Countrywide Asset-Backed Certficates
3,337,543	Series 2006-S2, Class A3, 5.841%, 07/25/2027	1,591,975
1,432,469	Series 2006-S2, Class A4, 6.091%, 07/25/2027	527,279
764,400	Series 2006-S5, Class A3, 5.762%, 06/25/2035	393,180
	Credit Suisse Mortgage Capital Certificates
1,525,660	Series 2009-12R, Class 41A1, 5.250%, 03/27/2037
	(Acquired 10/06/2009, Cost $1,519,939) (b)	1,504,433
	Ford Credit Auto Owner Trust
2,121,406	Series 2009-A, Class A3B, 2.760%, 05/15/2013	2,140,749
2,036,479	Series 2009-D, Class A3, 2.170%, 10/15/2013	2,057,763
	GE Capital Credit Card Master Note Trust
2,450,000	Series 2009-3, Class A, 2.540%, 09/15/2014	2,471,234
	GMAC Mortgage Corporation Loan Trust
1,635,806	Series 2006-HE3, Class A3, 5.805%, 10/25/2036	1,013,858
	GSAA Home Equity Trust
1,179,407	Series 2006-S1, Class 1A1, 0.421%, 01/25/2037	189,136
	Hertz Vehicle Financing, LLC
1,825,000	Series 2009-2A, Class A1, 4.260%, 03/25/2014
	(Acquired 10/16/2009, Cost $1,824,891) (b)	1,912,078
	Home Equity Mortgage Trust
4,254,124	Series 2006-5, Class A1, 5.500%, 01/25/2037	714,595
	Hyundai Auto Receivables Trust
4,140,000	Series 2009-A, Class A3, 2.030%, 08/15/2013	4,175,667
	Keystone Owner Trust
2,421	Series 1998-P1, Class M1, 7.530%, 05/25/2025
	(Acquired 12/10/2008, Cost $2,243) (b)	2,407
	Mid-State Trust
870,587	Series 11, Class A1, 4.864%, 07/15/2038	862,435
	Residential Funding Mortgage Securities
310,464	Series 2003-HS1, Class AI6, 3.830%, 02/25/2033	286,933
20,808	Series 2005-HS1, Class AI2, 4.660%, 9/25/2035	20,435
630,000	Series 2005-HS1, Class AI4, 5.110%, 09/25/2035	101,181
1,562,037	Series 2006-HSA1, Class A3, 5.230%, 02/25/2036	721,288
1,266,985	Series 2006-HSA1, Class A4, 5.490%, 02/25/2036	408,973
1,641,261	Series 2006-HSA1, Class A5, 5.310%, 02/25/2036	906,841
1,125,653	Series 2006-HSA2, Class AI3, 5.550%, 03/25/2036	509,141
820,000	Series 2006-HSA2, Class AI4, 5.810%, 03/25/2036	216,403
	Saco I Trust
773,613	Series 2006-9, Class A1, 0.411%, 08/25/2036 (a)	227,507
	SLM Student Loan Trust
315,004	Series 2008-1, Class A1, 0.506%, 07/25/2013	315,068
2,636,953	Series 2008-2, Class A1, 0.588%, 01/25/2015	2,638,399
	Structured Asset Securities
640,460	Series 2005-S7, Class A2, 0.561%, 12/25/2035
	(Acquired 10/19/2010, Cost $457,545) (a)(b)	400,181
	Total Asset Backed Securities
	(Cost $38,815,031)	35,119,917

	CORPORATE BONDS 29.8%
	Airlines 1.9%
	American Airlines
2,320,000	5.250%, 07/31/2021	2,250,400
	Northwest Airlines, Inc.
1,898,083	7.027%, 11/01/2019	1,955,025
	United Airlines
1,632,744	6.636%, 07/02/2022	1,649,071
	US Airways Group, Inc.
1,885,000	6.250%, 04/22/2023	1,883,115
		7,737,611
	Commercial Banks 1.0%
	BB&T Corp.
1,780,000	5.700%, 04/30/2014	1,965,399
	Manufacturers & Traders Trust Co.
1,080,000	5.629%, 12/01/2021	1,044,820
	Royal Bank of Scotland PLC / The
1,120,000	4.375%, 03/16/2016	1,127,107
		4,137,326
	Consumer Finance 3.9%
	Ally Financial, Inc.
2,080,000	7.500%, 09/15/2020
	(Acquired 08/09/2010, Cost $2,061,613) (b)	2,217,800
1,895,000	4.500%, 02/11/2014	1,895,000
	Ford Motor Credit Co. LLC
8,075,000	5.625%, 09/15/2015	8,455,962
	GMAC, LLC
3,237,000	6.750%, 12/01/2014	3,410,989
		15,979,751
	Diversified Financial Services 11.8%
	Bank of America Corp.
1,705,000	3.625%, 03/17/2016	1,680,990
2,815,000	6.500%, 08/01/2016	3,115,146
4,055,000	5.875%, 01/05/2021	4,234,142
	Citigroup, Inc.
3,965,000	1.235%, 04/01/2014	3,967,323
1,950,000	4.587%, 12/15/2015	2,016,396
	Credit Suisse
2,700,000	5.000%, 05/15/2013	2,882,507
	General Electric Capital Corp.
2,300,000	4.625%, 01/07/2021	2,265,091
	Goldman Sachs Group, Inc. / The
1,425,000	6.000%, 06/15/2020	1,506,403
	JPMorgan Chase & Co.
3,865,000	1.057%, 09/30/2013	3,881,013
3,645,000	3.450%, 03/01/2016	3,631,984
4,715,000	4.250%, 10/15/2020	4,506,182
	Lloyds TSB Bank PLC
3,290,000	5.800%, 01/13/2020
	(Acquired Multiple Date, Cost $3,248,720) (b)(c)	3,293,244
	Morgan Stanley
2,725,000	5.500%, 07/24/2020	2,723,084
2,175,000	5.750%, 01/25/2021	2,195,219
	Wachovia Corp.
725,000	4.800%, 11/01/2014	772,016
1,190,000	4.875%, 02/01/2015	1,267,144
720,000	5.600%, 03/15/2016	781,351
	Wells Fargo & Co.
1,055,000	5.125%, 09/15/2016	1,124,770
2,100,000	4.600%, 04/01/2021	2,076,701
		47,920,706
	Diversified Telecommunication Services 0.7%
	BellSouth Telecommunications
1,265,000	7.000%, 12/01/2095	1,289,072
	Qwest Corp.
1,515,000	7.125%, 11/15/2043	1,492,275
		2,781,347
	Electric Utilities 0.8%
	AES Eastern Energy
1,120,061	9.000%, 01/02/2017	795,244
	Bruce Mansfield Unit
676,963	6.850%, 06/01/2034	710,372
	Homer City Funding LLC
1,513,404	8.734%, 10/01/2026	1,339,362
	Kiowa Power Partners LLC
438,041	4.811%, 12/30/2013
	(Acquired 11/19/2004 and 08/03/2007, Cost $435,719) (b)	447,818
		3,292,796
	Insurance 8.3%
	AIG, Inc.
2,020,000	4.250%, 05/15/2013	2,086,937
	AIG Sunamerica Global Financial
3,760,000	6.300%, 05/10/2011
	(Acquired Multiple Dates, Cost $3,744,587) (b)	3,776,958
	ASIF Global Financing XIX
5,205,000	4.900%, 01/17/2013
	(Acquired Multiple Dates, Cost $5,189,961) (b)	5,439,225
	Genworth Global Funding
430,000	5.250%, 05/15/2012	442,568
2,590,000	5.875%, 05/03/2013
	(Acquired 02/10/2010, Cost $2,600,582) (b)	2,740,233
215,000	5.750%, 05/15/2013	227,502
	Hartford Financial Services Group, Inc.
1,425,000	5.500%, 10/15/2016	1,494,282
	Jackson National Life Global Funding
830,000	5.375%, 05/08/2013
	(Acquired 05/01/2008 and 12/10/2008, Cost $826,328) (b)	893,876
	MetLife Institutional Funding II
2,420,000	1.207%, 04/04/2014
	(Acquired 03/29/2011, Cost $2,420,000) (a)(b)	2,424,944
	Metropolitan Life Global Funding I
1,990,000	2.500%, 01/11/2013
	(Acquired 02/15/2011, Cost $2,019,117) (b)	2,024,200
3,935,000	5.125%, 04/10/2013
	(Acquired 02/15/2011 and 02/18/2011, Cost $4,197,280) (b)	4,199,263
740,000	2.500%, 09/29/2015
	(Acquired 09/22/2010, Cost $739,623) (b)	720,641
	Monumental Global Funding
885,000	5.500%, 04/22/2013
	(Acquired 05/06/2009 and 06/10/2009, Cost $844,675) (b)	934,393
1,605,000	5.250%, 01/15/2014
	(Acquired Multiple Dates, Cost $1,603,764) (b)	1,701,977
	Nationwide Financial Services
1,610,000	5.375%, 03/25/2021
	(Acquired 03/22/2011, Cost $1,600,662) (b)	1,594,697
	Nationwide Life Global Fund
795,000	5.450%, 10/02/2012
	(Acquired 09/25/2007 and 12/10/2008, Cost $793,493) (b)	836,209
	Prudential Holdings, LLC
900,000	8.695%, 12/18/2023
	(Acquired Multiple Dates, Cost $1,076,097) (b)	1,101,627
1,045,000	7.245%, 12/18/2023
	(Acquired 02/11/2010 and 04/08/2010, Cost $1,133,777) (b)	1,194,571
		33,834,103
	Media 0.5%
	Time Warner, Inc.
2,115,000	6.250%, 03/29/2041	2,101,358

	Multi-Utilities & Unregulated Power 0.6%
	PSEG Power, LLC
2,050,000	5.320%, 09/15/2016	2,209,113

	Railroads 0.3%
	Norfolk Southern Corp.
1,395,000	6.000%, 03/15/2105	1,322,420
	Total Corporate Bonds
	(Cost $117,993,519)	121,316,531

	MORTGAGE BACKED SECURITIES 15.1%
	Banc of America Commercial Mortgage, Inc.
1,990,000	Series 2003-1, Class A2, 4.648%, 09/11/2036	2,071,452
4,325,000	Series 2002-2, Class A3, 5.118%, 07/11/2043	4,414,975
	CitiMortgage Alternative Loan Trust
1,524,075	Series 2007-A4, Class 2A1, 5.500%, 04/25/2022	1,368,548
	Credit Suisse First Boston Mortgage Securities Corp.
137,768	Pool # 2005-10, 5.000%, 09/25/2015	135,547
	FHLM REMIC (d)
6,526,741	Series 3609, 4.000%, 12/15/2024	6,851,000
1,445,000	Series 3676, 1.500%, 12/15/2015	1,454,757
	FNMA Pool (d)
493,516	Pool #466890, 5.100%, 01/01/2020	489,220
2,497,492	Pool #465468, 3.330%, 07/01/2020	2,505,356
18,370,000	Pool #466582, 0.726%, 11/01/2020 (a)	18,319,321
5,411,681	Pool #AA4328, 4.000%, 04/01/2024	5,570,649
5,139,478	Pool #AE0879, 4.000%, 11/01/2025	5,290,450
721,818	Pool #464398, 5.970%, 01/01/2040	776,211
558,668	Pool #464400, 5.970%, 01/01/2040	600,766
	FNMA REMIC (d)
55,072	Series 1994-3, Class PL, 5.500%, 01/25/2024	59,727
259,846	Series 2009-15, Class AB, 5.500%, 04/25/2025	264,141
	GS Mortgage Securities Corp. II
2,402,181	Series 2007-EOP, Class A1, 0.356%, 03/06/2020
	(Acquired Multiple Dates, Cost $2,339,542) (a)(b)	2,402,155
	LB-UBS Commercial Mortgage Trust
1,242,293	Series 2002-C1, Class A4, 6.462%, 03/15/2031	1,280,786
	Master Asset Securitization Trust
151,022	Pool # 2004-3, 4.750%, 01/25/2014	153,967
	Morgan Stanley Mortgage Loan Trust
605,520	Series 2006-7, 5.000%, 06/25/2021	560,983
	NCUA Guaranteed Notes
1,668,927	Series 2010-A1, Class A, 0.615%, 12/07/2020 (a)	1,670,679
	Residential Accredit Loans, Inc.
833,767	Series 2005-QS3, Class A1, 5.000%, 03/25/2020	815,930
941,913	Series 2004-QS4, Class A1, 4.350%, 03/25/2034	953,732
	Wachovia Bank Commercial Mortgage Trust
2,005,000	2002-C1, Class A4, 6.287%, 04/15/2034	2,066,795
	Wells Fargo Alternative Loan Trust
1,419,282	Series 2007-PA3, Class 6A1, 5.500%, 07/25/2022	1,340,000
	Total Mortgage Backed Securities
	(Cost $61,081,712)	61,417,147

	U.S. GOVERNMENT AGENCY ISSUE 5.5%
	FNMA TBA (d)
21,850,000	4.500%, 04/25/2034	22,235,783
	Total U.S. Government Agency Issue
	(Cost $4,411,891)	22,235,783

	U.S. TREASURY OBLIGATIONS 35.4%
	United States Treasury Bond 2.7%
10,515,000	4.750%, 02/15/2041	10,929,028

	United States Treasury Notes 31.6%
26,425,000	0.750%, 03/31/2013	26,404,389
23,270,000	2.125%, 02/29/2016	23,197,281
21,095,000	2.250%, 03/31/2016	21,119,681
37,685,000	2.750%, 02/28/2018	37,399,423
20,190,000	3.625%, 02/15/2021	20,477,082
		128,597,856
	United States Treasury Strip 1.1%
8,310,000	Principal Only, 08/15/2025	4,467,639
	Total U.S. Treasury Obligations
	(Cost $162,708,776)	143,994,523

	SHORT-TERM INVESTMENTS 5.5%
	Commercial Paper 1.1%
1,470,021	Intesa Funding LLC, 0.000%, 04/04/2011	1,400,884
3,203,000	U.S. Bank, N.A., 0.000%, 04/01/2011	3,203,000
		4,603,884
	U.S. Treasury Bill 4.4%
18,095,000	United States Treasury Bills	18,060,705
	Total Short-Term Investments
	(Cost $22,664,587)	22,664,589

	Total Investments 99.9%
	(Cost $407,675,516)	406,748,490

	Other Assets in Excess of Liabilities 0.1%	408,644

	TOTAL NET ASSETS 100.0%	$407,157,134

(a) Adjustable Rate.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities amounted to
$41,762,930 (10.3% of net assets) at March 31, 2011.
(c) U.S. traded security of a foreign issuer.
(d) Entity under conservatorship of the federal government.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$407,675,516
Gross unrealized appreciation	5,775,413
Gross unrealized depreciation	(6,702,439)
Net unrealized appreciation	$(927,026)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Columbus Core Plus Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Credit Default Swaps

			Rating of	(Pay)/				Unrealized
	Reference	Buy/Sell	Reference Entity	Receive	Fixed	Expiration	Notional	Appreciation/
Counterparty	Entity	Protection(1)	(Moody's/S&P)	Fixed Rate	Rate	Date	Value(2)	(Depreciation)
JPMorgan	CDX North American Investment Grade Index	Sell	Baa/BBB+	Receive	5.00%	6/20/16	$7,920,000	$(1,225)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(2) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Frontegra Columbus Core Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES 7.4%
	Ally Master Owner Trust
$680,000	Series 2011-1, 1.124%, 01/15/2016	$682,291
	Americredit Automobile Receivables Trust
355,000	Series 2008-AF, Class A4, 6.960%, 10/14/2014	376,840
	Chrysler Financial Auto Securitization Trust
220,717	Series 2009-B, Class A-2, 1.150%, 11/08/2011	220,872
	Chrysler Financial Automobile TALF
281,980	Series 2009-AF, Class A3, 2.820%, 01/15/2016	285,905
	Credit Suisse Mortgage Capital Certificates
234,018	Series 2009-12R, Class 41A1, 5.250%, 03/27/2037
	(Acquired 10/06/2009, Cost $233,141) (b)	230,762
	Ford Credit Auto Owner Trust
289,882	Series 2009-A, Class A3B, 2.760%, 05/15/2013	292,525
324,280	Series 2009-D, Class A3, 2.170%, 10/15/2013	327,669
	GE Capital Credit Card Master Note Trust
385,000	Series 2009-3, Class A, 2.540%, 09/15/2014	388,337
	Hertz Vehicle Financing, LLC
380,000	Series 2009-2A, Class A1, 4.260%, 03/25/2014
	(Acquired 10/16/2009 and 10/01/2010, Cost $383,959) (b)	398,131
	Hyundai Auto Receivables Trust
785,000	Series 2009-A, Class A3, 2.030%, 08/15/2013	791,763
	Keystone Owner Trust
10,893	Series 1998-P1, Class M1, 7.530%, 05/25/2025
	(Acquired 04/22/2003, Cost $11,076) (b)	10,832
	Mid-State Trust
123,018	Series 11, Class A1, 4.864%, 07/15/2038	121,866
	Sears Credit Account Master Trust
445,000	Series 2002-3, Class A, 0.547%, 05/17/2016	443,114
	SLM Student Loan Trust
52,123	Series 2008-1, Class A1, 0.506%, 07/25/2013	52,133
421,849	Series 2008-2, Class A1, 0.588%, 01/25/2015	422,081
	Total Asset Backed Securities
	(Cost $4,993,094)	5,045,121

	CORPORATE BONDS 27.2%
	Airlines 1.6%
	American Airlines
375,000	5.250%, 07/31/2021	363,750
	Delta Air Lines
395,000	5.300%, 04/15/2019	396,975
	Northwest Airlines, Inc.
309,212	7.027%, 11/01/2019	318,488
		1,079,213
	Commercial Banks 1.0%
	BB&T Corp.
300,000	5.700%, 04/30/2014	331,247
	Manufacturers & Traders Trust Co.
185,000	5.629%, 12/01/2021	178,974
	Royal Bank of Scotland PLC / The
180,000	4.375%, 03/16/2016	181,142
		691,363
	Diversified Financial Services 10.4%
	Bank of America Corp.
455,000	6.500%, 08/01/2016	503,514
275,000	3.625%, 03/17/2016	271,127
685,000	5.875%, 01/05/2021	715,262
	Citigroup, Inc.
660,000	1.235%, 04/01/2014	660,387
320,000	4.587%, 12/15/2015	330,896
	Credit Suisse
440,000	5.000%, 05/15/2013	469,742
	General Electric Capital Corp.
375,000	4.625%, 01/07/2021	369,308
	Goldman Sachs Group, Inc. / The
230,000	6.000%, 06/15/2020	243,138
	JPMorgan Chase & Co.
615,000	1.057%, 09/30/2013	617,548
615,000	3.450%, 03/01/2016	612,804
790,000	4.250%, 10/15/2020	755,012
	Lloyds TSB Bank PLC
535,000	5.800%, 01/13/2020
	(Acquired Multiple Dates, Cost $532,585) (b)(d)	535,528
	Wachovia Corp.
150,000	4.875%, 02/01/2015	159,724
115,000	5.600%, 03/15/2016	124,799
130,000	5.625%, 10/15/2016	140,485
	Wells Fargo & Co.
170,000	5.125%, 09/15/2016	181,243
350,000	4.600%, 04/01/2021	346,117
		7,036,634
	Electric Utilities 1.2%
	Bruce Mansfield Unit
112,827	6.850%, 06/01/2034	118,395
	Entergy Arkansas, Inc.
175,000	5.000%, 07/01/2018	174,627
	Entergy Texas, Inc.
380,000	3.600%, 06/01/2015	384,661
	Kiowa Power Partners LLC
122,798	4.811%, 12/30/2013
	(Acquired 11/22/2004 and 08/03/2007, Cost $122,458) (b)	125,539
		803,222
	Insurance 10.7%
	AIG Sunamerica Global Financial
500,000	6.300%, 05/10/2011
	(Acquired 09/30/2009 and 08/03/2010, Cost $500,558) (b)	502,255
	ASIF Global Financing XIX
829,000	4.900%, 01/17/2013
	(Acquired Multiple Dates, Cost $830,028) (b)	866,305
	Farmers Insurance Exchange
230,000	6.000%, 08/01/2014
	(Acquired 07/15/2009, Cost $203,676) (b)	241,773
	Genworth Global Funding
470,000	5.875%, 05/03/2013
	(Acquired Multiple Dates, Cost $375,984) (b)	497,262
	Hartford Financial Services Group, Inc.
235,000	5.500%, 10/15/2016	246,425
	Jackson National Life Global Funding
235,000	5.375%, 05/08/2013
	(Acquired Multiple Dates, Cost $235,151) (b)	253,085
	MetLife Institutional Funding II
405,000	1.207%, 04/04/2014
	(Acquired 03/29/2011, Cost $405,000) (a)(b)	405,828
	Metropolitan Life Global Funding I
310,000	2.500%, 01/11/2013
	(Acquired Multiple Dates, Cost $314,536) (b)	315,328
715,000	5.125%, 04/10/2013
	(Acquired Multiple Dates, Cost $762,874) (b)	763,017
120,000	2.500%, 09/29/2015
	(Acquired 09/22/2010, Cost $113,938) (b)	116,861
	Monumental Global Funding
135,000	5.500%, 04/22/2013
	(Acquired 06/10/2009 and 09/30/2009, Cost $131,210) (b)	142,534
390,000	5.250%, 01/15/2014
	(Acquired Multiple Dates, Cost $392,214) (b)	413,565
	Morgan Stanley
460,000	5.500%, 07/24/2020	459,677
365,000	5.750%, 01/25/2021	368,393
	Nationwide Financial Services
270,000	5.375%, 03/25/2021
	(Acquired 03/22/2011, Cost $268,434) (b)	267,434
	Nationwide Life Global Fund
300,000	5.450%, 10/02/2012
	(Acquired 09/25/2007 and 09/30/2009, Cost $298,605) (b)	315,551
	New York Life Global Funding
525,000	1.850%, 12/13/2013
	(Acquired Multiple Dates, Cost $527,899) (b)	526,990
	Pricoa Global Funding I
55,000	5.450%, 06/11/2014
	(Acquired 02/22/2011, Cost $60,121) (b)	59,664
	Prudential Holdings LLC
410,000	8.695%, 12/18/2023
	(Acquired 01/06/2010 and 09/02/2010, Cost $480,798) (b)	501,852
		7,263,799
	Media 0.5%
	Time Warner, Inc.
350,000	6.250%, 03/29/2041	347,742

	Multi-Utilities & Unregulated Power 0.6%
	PSEG Power, LLC
345,000	5.320%, 09/15/2016	371,778

	Railroads 1.2%
	Union Pacific Railroad Co.
740,228	5.082%, 01/02/2029	779,164
	Total Corporate Bonds
	(Cost $17,965,731)	18,372,915

	MORTGAGE BACKED SECURITIES 16.7%
	Banc of America Commercial Mortgage, Inc.
325,000	Series 2003-1, Class A2, 4.648%, 09/11/2036	338,302
700,000	Series 2002-2, Class A3, 5.118%, 07/11/2043	714,562
	Credit Suisse First Boston Mortgage Securities Corp
290,000	Series 2002-CP5,Class A2, 4.940%, 12/15/2035	302,521
	FHLM REMIC (c)
1,121,056	Series 3609, 4.000%, 12/15/2024	1,176,752
235,000	Series 3676, 1.500%, 12/15/2015	236,587
	FNMA Pool (c)
25,287	Pool #735065, 4.491%, 08/01/2013	26,612
84,745	Pool #466890, 5.100%, 01/01/2020	84,007
420,979	Pool #465468, 3.330%, 07/01/2020	422,304
3,070,000	Pool #466582, 0.726%, 11/01/2020 (a)	3,061,530
906,409	Pool #AA4328, 4.000%, 04/01/2024	933,035
849,341	Pool #AE0879, 4.000%, 11/01/2025	874,290
243,348	Pool #AB2822, 2.500%, 03/01/2026	231,903
123,599	Pool #464398, 5.970%, 01/01/2040	132,913
93,935	Pool #464400, 5.970%, 01/01/2040	101,014
	FNMA REMIC (c)
318,123	Series 2010-M5, Class A1, 2.259%, 07/25/2020	309,692
44,174	Series 2009-15, Class AB, 5.500%, 04/25/2025	44,904
	GMAC Commercial Mortgage Securities, Inc.
815,000	Series 2002-C3, Class A2, 4.930%, 07/10/2039	849,066
	GS Mortgage Securities Corp. II
352,082	Series 2007-EOP, Class A1, 0.356%, 03/06/2020
	(Acquired 09/17/2007 and 04/22/2008, Cost $346,560) (a)(b)	352,078
	LB-UBS Commercial Mortgage Trust
208,666	Series 2002-C1, Class A-4, 6.462%, 03/15/2031	215,132
	Master Asset Securitization Trust
39,902	Pool # 2004-3, 4.750%, 01/25/2014	40,681
	NCUA Guaranteed Notes
290,449	Series 2010-A1, Class A, 0.615%, 12/07/2020 (a)	290,754
	Residential Accredit Loans, Inc.
197,471	Series 2004-QS4, Class A1, 4.350%, 03/25/2034	199,949
	Residential Asset Securitization Trust
74,260	Series 2003-A6, Class A1, 4.500%, 07/25/2033	74,838
	Wachovia Bank Commercial Mortgage Trust
330,000	Series 2002-C1, Class A4, 6.287%, 04/15/2034	340,171
	Total Mortgage Backed Securities
	(Cost $11,351,421)	11,353,597

	U.S. GOVERNMENT AGENCY ISSUE 5.3%
	FNMA TBA (c)
3,560,000	4.500%, 04/25/2034	3,622,855
	Total U.S. Government Agency Issue
	(Cost $3,605,441)	3,622,855

	U.S. TREASURY OBLIGATIONS 38.8%
	United States Treasury Bond 2.7%
1,760,000	4.750%, 02/15/2041	1,829,300

	United States Treasury Notes 35.0%
2,215,000	0.625%, 07/31/2012	2,220,028
4,395,000	0.750%, 03/31/2013	4,391,572
3,915,000	2.125%, 02/29/2016	3,902,766
3,510,000	2.250%, 03/31/2016	3,514,107
6,330,000	2.750%, 02/28/2018	6,282,031
3,395,000	3.625%, 02/15/2021	3,443,273
		23,753,777
	United States Treasury Strip 1.1%
1,395,000	Principal Only, 08/15/2025	749,983
	Total U.S. Treasury Obligations
	(Cost $26,502,504)	26,333,060

	SHORT-TERM INVESTMENTS 5.0%
	Commercial Paper 1.7%
1,169,000	U.S. Bank, N.A., 0.000%, 04/01/2011	1,169,000

	U.S. Treasury Bill 3.3%
2,255,000	United States Treasury Bill	2,250,726

	Total Short-Term Investments
	(Cost $3,419,726)	3,419,726

	Total Investments 100.4%	68,147,274
	(Cost $67,837,917)

	Liabilities in Excess of Other Assets (0.4)%	(281,702)

	TOTAL NET ASSETS 100.0%	$67,865,572

(a) Adjustable Rate.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities amounted to $7,842,174 (11.6%) at
March 31, 2011.
(c) Entity under conservatorship of the federal government.
(d) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$67,837,917
Gross unrealized appreciation	649,300
Gross unrealized depreciation	(339,943)
Net unrealized appreciation	$309,357

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Columbus Core Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Credit Default Swaps

			Rating of	(Pay)/				Unrealized
	Reference	Buy/Sell	Reference Entity	Receive	Fixed	Expiration	Notional	Appreciation/
Counterparty	Entity	Protection(1)	(Moody's/S&P)	Fixed Rate	Rate	Date	Value(2)	(Depreciation)
JPMorgan	CDX North American Investment Grade Index	SELL	Baa/BBB+	Receive	1.00%	6/20/16	$1,290,000	$(200)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(2) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Frontegra Mastholm International Equity Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 46.5%
	Australia 1.2%
30,000	Paladin Energy Ltd. (a)	$112,020
5,200	Rio Tinto Ltd.	455,838
		567,858
	Austria 0.2%
8,400	Telekom Austria AG	122,854

	Belgium 0.9%
7,700	Anheuser-Busch InBev NV	438,623

	Brazil 1.3%
400	HRT Participacoes em Petroleo SA (a)	417,971
7,200	Vale SA	240,120
		658,091
	Canada 2.3%
50,500	Cline Mining Corp. (a)	181,789
23,400	Extorre Gold Mines Ltd. (a)	138,783
26,400	Northern Dynasty Minerals Ltd. (a)	397,056
6,300	Open Text Corp. (a)	392,616
		1,110,244
	China 0.6%
4,400	51job, Inc. - ADR (a)	281,292

	Denmark 0.3%
2,700	Pandora A/S	137,792

	France 4.8%
7,400	Atos Origin SA (a)	433,909
3,497	BNP Paribas	255,775
1,900	Compagnie de St-Gobain	116,337
20,300	Credit Agricole SA	333,146
8,400	Edenred (a)	253,505
2,500	Schneider Electric SA	427,284
1,200	Technip SA	127,972
2,800	Valeo SA (a)	163,309
3,900	Vinci SA	243,715
		2,354,952
	Germany 6.1%
8,000	Aixtron AG	350,274
1,700	Allianz SE	238,586
8,089	Bayer AG	626,375
11,900	Deutsche Telekom AG	183,318
5,700	E.ON AG	174,081
4,100	Fresenius SE & Co KGaA	379,251
10,700	Kloeckner & Co. SE (a)	356,657
4,200	SAP AG	257,136
2,000	Siemens AG	274,114
1,400	Wincor Nixdorf AG	113,350
		2,953,142
	Hong Kong 0.8%
269,400	Galaxy Entertainment Group Ltd. (a)	392,052

	Ireland 0.5%
20,400	Smurfit Kappa Group PLC (a)	258,751

	Israel 0.3%
2,500	Teva Pharmaceutical Industries Ltd. - ADR	125,425

	Italy 1.3%
21,700	Lottomatica Group S.p.A.	390,872
91,900	UniCredit S.p.A.	227,139
		618,011
	Japan 7.8%
22	Central Japan Railway Co.	174,299
17,000	Fuji Heavy Industries Ltd.	109,547
26,600	Gree, Inc.	446,109
13,400	Komatsu Ltd.	455,103
4,800	K's Holdings Corp.	138,497
7,100	Mitsubishi Corp.	197,091
66,200	Mitsubishi UFJ Financial Group, Inc.	305,615
18,900	Nabtesco Corp.	475,345
23,300	Nachi-Fujikoshi Corp.	132,216
3,600	ORIX Corp.	337,152
247	Rakuten, Inc.	222,118
2,400	Rinnai Corp.	159,271
9,000	Sega Sammy Holdings, Inc.	156,457
12,800	Softbank Corp.	510,898
		3,819,718
	Netherlands 4.0%
7,400	ArcelorMittal	267,687
47,400	ING Groep NV (a)	599,940
8,700	Randstad Holding NV (a)	484,552
6,900	Royal Dutch Shell PLC	250,774
11,800	SBM Offshore NV	342,485
		1,945,438
	Norway 0.3%
89,100	Polarcus Ltd. (a)	127,602

	South Korea 2.2%
3,200	Hyundai Motor Co.	591,932
7,700	Kia Motors Corp.	484,127
		1,076,059
	Spain 0.7%
20,500	Banco Santander SA	237,998
1,500	Inditex SA	120,362
		358,360
	Switzerland 3.8%
6,400	Nestle SA	366,859
12,200	Novartis AG	661,735
755	The Swatch Group AG	333,811
26,200	UBS AG (a)	470,088
		1,832,493
	United Kingdom 7.1%
72,100	Barclays PLC	321,024
22,820	BG Group PLC	567,791
13,400	Cookson Group PLC	148,218
30,900	Electrocomponents PLC	132,501
39,900	HSBC Holdings PLC	410,291
6,300	Imperial Tobacco Group PLC (a)	194,753
200,200	Lloyds Banking Group PLC (a)	186,564
9,700	Prudential Financial, Inc.	109,937
15,100	Unilever PLC	460,248
80,900	Vodafone Group PLC	229,062
19,900	WPP PLC	245,334
18,900	Xstrata PLC	441,756
		3,447,479
	Total Common Stocks
	(Cost $18,568,208)	22,626,236

	SHORT-TERM INVESTMENTS 1.3%
	Investment Company 1.3%
616,870	Fidelity Institutional Money Market Portfolio	616,870

	Total Short-Term Investments
	(Cost $616,870)	616,870

	Total Investments 47.8%
	(Cost $19,185,078)	23,243,106

	Other Assets in Excess of Liabilities 52.2%	25,463,213

	TOTAL NET ASSETS 100.0%	$48,706,319

(a) Non-Income Producing
ADR - American Depositary Receipt.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$19,185,078
Gross unrealized appreciation	4,433,419
Gross unrealized depreciation	(375,391)
Net unrealized appreciation	$4,058,028

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Hexam Emerging Markets Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 88.0%
	Brazil 14.0%
17,863	Gafisa SA	$229,361
42,702	Petroleo Brasileiro SA - ADR	1,726,442
43,738	Vale SA - ADR	1,458,662
		3,414,465
	Canada 2.5%
1,990	First Quantum Minerals Ltd. (b)	257,438
87,390	Uranium One, Inc. (a)(b)	342,529
		599,967
	China 2.9%
761,000	China Construction Bank Corp.	713,204

	Hong Kong 15.2%
265,000	China Overseas Land & Investment Ltd. (b)	538,956
68,000	China Shenhua Energy Co. Ltd.	320,394
1,219,000	Industrial & Commercial Bank of China	1,012,367
853,000	Nine Dragons Paper Holdings Ltd. (b)	1,022,036
542,000	PetroChina Co. Ltd. Class H (b)	820,816
		3,714,569
	Russian Federation 14.9%
15,857	Evraz Group SA (b)	629,523
51,688	Magnitogorsk Iron & Steel Works (b)	756,194
11,125	Mechel (b)	342,539
27,359	MMC Norilsk Nickel - ADR	723,372
253,712	Sberbank of Russia	953,449
34,142	VTB Bank OJSC (b)	238,994
		3,644,071
	Singapore 1.9%
226,000	Straits Asia Resources Ltd.	450,028

	South Africa 4.8%
23,072	Impala Platinum Holdings Ltd. (b)	667,571
9,393	Naspers Ltd.	505,403
		1,172,974
	South Korea 10.5%
13,838	KB Financial Group, Inc. (b)	725,361
7,500	POSCO - ADR	857,175
1,165	Samsung Electronics Co., Ltd. (b)	989,817
		2,572,353
	Taiwan 1.9%
38,800	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	472,584

	Turkey 12.6%
161,914	Haci Omer Sabanci Holding AS (b)	752,918
153,467	Tekfen Holding AS (b)	602,319
271,251	Turk Hava Yollari (a)(b)	755,403
165,371	Turkiye Garanti Bankasi AS	773,277
57,296	Turkiye Is Bankasi, Class C	183,312
		3,067,229
	United Kingdom 2.2%
23,718	Kazakhmys PLC (b)	530,398

	United States of America 4.6%
35,092	Cosan Ltd.	452,687
47,754	VimpelCom Ltd.	674,286
		1,126,973
	Total Common Stocks
	(Cost $20,378,563)	21,478,815

	PREFERRED STOCKS 7.7%
	Brazil 7.7%
35,323	Banco Bradesco SA - ADR	732,952
47,171	Itau Unibanco Holding SA - ADR	1,134,463
		1,867,415
	Total Preferred Stocks
	(Cost $1,672,504)	1,867,415

	EXCHANGE TRADED FUNDS 2.4%
39,500	iShares MSCI Taiwan Index Fund	587,365

	Total Exchange Traded Funds
	(Cost $554,959)	587,365

	PARTICIPATORY NOTE 2.0%
11	Bharat Heavy Electricals Ltd.	494,704

	Total Participatory Note
	(Cost $491,225)	494,704

	SHORT-TERM INVESTMENTS 3.0%
727,360	Fidelity Institutional Money Market Portfolio	727,360

	Total Short-Term Investments
	(Cost $727,360)	727,360

	TOTAL INVESTMENTS 103.1%
	(Cost $23,824,611)	25,155,659

	Liabilities in Excess of Other Assets (3.1)%	(755,458)

	TOTAL NET ASSETS 100.0%	$24,400,201

(a) Non-Income Producing
(b) U.S.-dollar denominated security of a foreign issuer.
ADR - American Depositary Receipt.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$23,824,611
Gross unrealized appreciation	1,425,561
Gross unrealized depreciation	(94,513)
Net unrealized appreciation	$1,331,048

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Timpani Small Cap Growth Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 98.9%
	Aerospace & Defense 2.1%
168	American Science and Engineering, Inc.	$15,516
208	TransDigm Group, Inc. (a)	17,437
		32,953
	Animal Slaughtering and Processing 1.0%
1,014	Darling International, Inc. (a)	15,585

	Automotive Repair and Maintenance 0.7%
315	Monro Muffler Brake, Inc.	10,389

	Basic Chemical Manufacturing 1.1%
383	Innophos Holdings, Inc.	17,660

	Biotechnology 1.4%
803	Cepheid, Inc. (a)	22,500

	Business Support Services 2.1%
244	Portfolio Recovery Associates, Inc. (a)	20,772
515	Team, Inc. (a)	13,524
		34,296
	Clothing Stores 1.0%
674	Body Central Corp. (a)	15,657

	Communications Equipment Manufacturing 2.8%
226	Acme Packet, Inc. (a)	16,037
355	ADTRAN Inc.	15,073
686	Calix, Inc. (a)	13,933
		45,043
	Computer and Peripheral Equipment Manufacturing 1.1%
322	VeriFone Systems, Inc. (a)	17,694

	Computer Systems Design and Related Services 5.4%
617	Allot Communications Ltd. (a)	9,662
2,650	Callidus Software, Inc. (a)	18,205
373	Constant Contact, Inc. (a)	13,018
390	LivePerson. Inc. (a)	4,930
305	Riverbed Technology, Inc. (a)	11,483
241	Solera Holdings, Inc.	12,315
677	Vocus, Inc. (a)	17,507
		87,120
	Cut and Sew Apparel Manufacturing 2.6%
526	G-III Apparel Group Ltd. (a)	19,767
394	The Warnaco Group, Inc. (a)	22,533
		42,300
	Data Processing, Hosting, and Related Services 1.7%
336	HMS Holdings Corp. (a)	27,502

	Full-Service Restaurants 2.5%
400	BJ's Restaurants, Inc. (a)	15,732
187	Panera Bread Co. (a)	23,749
		39,481
	Health and Personal Care Stores 1.1%
350	Ulta, Salon Cosmetics & Fragrance, Inc. (a)	16,846

	Household Appliance Manufacturing 1.5%
747	iRobot Corp. (a)	24,569

	Lawn and Garden Equipment and Supplies Stores 1.4%
870	Titan Machinery, Inc. (a)	21,967

	Lessors of Nonfinancial Intangible Assets 1.1%
538	Acacia Research Corporation (a)	18,410

	Media 2.0%
401	IMAX Corp. (a)	12,824
2,745	interCLICK, Inc. (a)	19,352
		32,176
	Medical Equipment and Supplies Manufacturing 2.3%
285	Hill-Rom Holdings, Inc.	10,824
580	ZOLL Medical Corp. (a)	25,990
		36,814
	Machinery - Industrial 4.8%
336	Gardner Denver, Inc.	26,218
373	Kaman Corp.	13,130
417	Robbins & Myers, Inc.	19,178
441	Tennant Co.	18,540
		77,066
	Management, Scientific, and Technical Consulting Services 0.8%
864	SFN Group, Inc. (a)	12,174

	Medical Equipment and Supplies Manufacturing 0.4%
941	Uroplasty, Inc. (a)	6,220

	Metals & Mining 0.9%
681	GrafTech International Ltd. (a)	14,049

	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing 2.5%
1,289	LeCroy Corp. (a)	17,234
581	Nanometrics, Inc. (a)	10,510
439	Ultratech, Inc. (a)	12,907
		40,651
	Oil and Gas Extraction 6.5%
736	Brigham Exploration Co. (a)	27,365
542	Carrizo Oil & Gas, Inc. (a)	20,016
818	Northern Oil and Gas, Inc. (a)	21,841
542	Oasis Petroleum, Inc. (a)	17,138
360	Rosetta Resources, Inc. (a)	17,114
		103,474
	Other Chemical Product and Preparation Manufacturing 3.7%
264	CARBO Ceramics, Inc.	37,256
388	Polypore International, Inc. (a)	22,341
		59,597
	Other Electrical Equipment and Component Manufacturing 0.6%
2,313	Satcon Technology Corp. (a)	8,928

	Other Financial Investment Activities 1.3%
780	Financial Engines, Inc. (a)	21,497

	Other Food Manufacturing 2.2%
297	Diamond Foods, Inc.	16,573
433	SodaStream International Ltd. (a)	18,969
		35,542
	Other Furniture Related Product Manufacturing 1.7%
531	Tempur-Pedic International, Inc. (a)	26,900

	Other General Purpose Machinery Manufacturing 1.0%
744	Trimas Corp. (a)	15,996

	Other Information Services 3.8%
451	Changyou.com Ltd. (a)	14,522
250	Keynote Systems, Inc.	4,638
510	QuinStreet, Inc. (a)	11,592
452	Travelzoo, Inc. (a)	30,099
		60,851
	Other Leather and Allied Product Manufacturing 0.9%
345	Vera Bradley, Inc. (a)	14,562

	Other Nonmetallic Mineral Product Manufacturing 1.7%
1,216	Globe Specialty Metals, Inc.	27,676

	Pharmaceutical and Medicine Manufacturing 0.9%
2,551	Akorn, Inc. (a)	14,719

	Plastics Product Manufacturing 0.8%
285	Raven Industries, Inc.	17,505
1,801	ZAGG, Inc. (a)	13,526
		31,031
	Printing and Related Support Activities 1.9%
1,877	InnerWorkings, Inc. (a)	13,852

	Remediation and Other Waste Management Services 1.0%
1,961	Furmanite Corp. (a)	15,688

	Semiconductor and Other Electronic Component Manufacturing 12.7%
921	AXT, Inc. (a)	6,604
418	CEVA, Inc. (a)	11,173
498	Diodes, Inc. (a)	16,962
1,433	Entropic Communications, Inc. (a)	12,109
331	IPG Photonics Corp. (a)	19,092
1,100	Ixia (a)	17,468
378	Magnachip Semiconductor Corp. (a)	5,198
1,208	Micrel, Inc.	16,284
468	NetLogic Microsystems, Inc. (a)	19,665
1,695	Nova Measuring Instruments Ltd. (a)	16,611
514	Omnivision Technologies, Inc. (a)	18,262
761	OSI Systems, Inc. (a)	28,561
896	TTM Technologies, Inc. (a)	16,271
		204,260
	Ship and Boat Building 0.4%
164	TAL International Group, Inc.	5,948

	Software Publishers 7.3%
444	BroadSoft, Inc. (a)	21,174
226	LogMeIn, Inc. (a)	9,528
1,184	Medidata Solutions, Inc. (a)	30,275
759	SXC Health Solutions Corp. (a)	41,592
1,006	Web.com Group, Inc. (a)	14,678
		117,247
	Support Activities for Mining 4.6%
157	Core Laboratories N.V. (b)	16,041
991	Pioneer Drilling Co. (a)	13,676
1,892	North American Energy Partners, Inc (a)(b)	23,328
2,424	Triangle Petroleum Corp. (a)	20,119
		73,164
	Textiles, Apparel & Luxury Goods 1.6%
542	Steven Madden Ltd. (a)	25,436

	Total Common Stocks
	(Cost $1,493,648)	1,585,490

	SHORT-TERM INVESTMENTS 2.4%
38,818	AIM STIT-STIC Prime Portfolio - Institutional Class	38,818

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $38,818)	38,818

	TOTAL INVESTMENTS 101.3%
	(Cost $1,532,466)	1,624,308

	Liabilities in Excess of Assets (1.3)%	(20,381)

	TOTAL NET ASSETS 100.0%	$1,603,927

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$1,532,466
Gross unrealized appreciation	95,106
Gross unrealized depreciation	(3,264)
Net unrealized appreciation	$91,842

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Netols Small Cap Value Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 96.7%
	Aerospace & Defense 0.9%
19,431	American Science & Engineering, Inc.	$1,794,647

	Apparel & Accessories 1.4%
91,543	Carter's, Inc. (a)	2,620,876

	Application Software 1.7%
106,478	Fair Isaac Corp.	3,365,770

	Auto Parts & Equipment 3.0%
167,592	Modine Manufacturing Co. (a)	2,704,935
73,821	Tenneco, Inc. (a)	3,133,701
		5,838,636
	Building Materials 0.6%
98,568	Gibraltar Industries, Inc. (a)	1,175,916

	Chemicals - Commodity 1.9%
147,042	Ferro Corp. (a)	2,439,427
162,102	Spartech Corp. (a)	1,175,239
		3,614,666
	Commercial Services & Supplies 1.1%
74,097	Herman Miller, Inc.	2,036,927

	Communications Equipment Manufacturing 1.8%
267,520	Harmonic, Inc. (a)	2,509,338
110,102	Tekelec (a)	894,028
		3,403,366
	Diversified Metals & Mining 1.9%
39,073	Compass Minerals International, Inc.	3,654,498

	Educational Services 0.9%
33,941	Capella Education Co. (a)	1,689,923

	Food Distributors 1.6%
69,516	United Natural Foods, Inc. (a)	3,115,707

	General Rental Centers 2.0%
115,104	United Rentals, Inc. (a)	3,830,661

	Health Care - Distributors 1.6%
115,133	PSS World Medical, Inc. (a)	3,125,861

	Health Care - Facility 4.5%
56,012	LifePoint Hospitals, Inc. (a)	2,250,562
375,059	Sunrise Senior Living, Inc. (a)	4,474,454
90,121	U.S. Physical Therapy, Inc.	2,013,303
		8,738,319
	Health Care - Managed Care 1.0%
39,003	Magellan Health Services, Inc. (a)	1,914,267

	Health Care - Services 1.4%
98,129	Gentiva Health Services, Inc. (a)	2,750,556

	Health Care - Supplies 2.7%
34,046	Haemonetics Corp. (a)	2,231,375
152,914	Merit Medical Systems, Inc. (a)	3,000,173
		5,231,548
	Home Furnishings 2.5%
102,874	Aaron’s, Inc.	2,608,885
101,018	Ethan Allen Interiors, Inc.	2,212,294
		4,821,179
	Industrial REITS 1.6%
252,748	First Industrial Realty Trust, Inc. (a)	3,005,174

	Insurance - Property/Casualty 1.2%
51,958	Hanover Insurance Group, Inc.	2,351,100

	IT Consulting & Services 3.0%
55,004	Arbitron, Inc.	2,201,810
54,267	CACI International, Inc. - Class A (a)	3,327,652
29,158	CIBER, Inc. (a)	195,359
		5,724,821
	Lessors of Real Estate 1.0%
56,945	American Campus Communities, Inc.	1,879,185

	Machinery - Construction/Farm 3.5%
110,522	Commercial Vehicle Group, Inc. (a)	1,971,712
134,117	Titan International, Inc.	3,568,853
47,380	Westinghouse Air Brake Technologies Corp.	3,213,786
		8,754,351
	Machinery - Industrial 5.8%
75,975	Actuant Corp., Class A	2,203,275
41,948	Gardner Denver, Inc.	3,273,203
50,975	IDEX Corp.	2,225,059
79,257	Robbins & Myers, Inc.	3,645,029
		11,346,566
	Marine 1.3%
56,609	Alexander & Baldwin, Inc.	2,584,201

	Movies and Entertainment 1.0%
66,792	DreamWorks Animation SKG, Inc. (a)	1,865,501

	Oil & Gas - Equipment/Services 4.7%
258,091	ION Geophysical Corp. (a)	3,275,175
176,854	North American Energy Partners, Inc. (a)(b)	2,180,610
89,982	Superior Energy Services, Inc. (a)	3,689,262
		9,145,047
	Oil & Gas - Exploration/Products 4.6%
65,575	Bill Barrett Corp. (a)	2,617,098
34,907	Forest Oil Corp. (a)	1,320,532
67,117	Whiting Petroleum Corp. (a)	4,929,744
		8,867,374
	Packaged Foods/Meats 2.9%
277,332	SunOpta, Inc. (a)(b)	2,057,803
60,526	TreeHouse Foods, Inc. (a)	3,442,114
		5,499,917
	Railroads 3.0%
59,030	Genesee & Wyoming, Inc. (a)	3,435,546
43,170	Kansas City Southern (a)	2,350,606
		5,786,152
	Regional Banks 8.1%
46,438	Bank of Hawaii Corp.	2,220,665
54,703	Community Bank System, Inc.	1,327,642
105,450	First Midwest Bancorp, Inc.	1,243,255
142,653	Glacier Bancorp, Inc.	2,146,928
196,924	Old National Bancorp	2,111,025
61,575	Prosperity Bancshares, Inc.	2,633,563
77,719	Webster Financial Corp.	1,665,518
41,251	Westamerica Bancorporation	2,119,064
		15,467,660
	Residential REITS 4.9%
342,299	FelCor Lodging Trust Inc. (a)	2,098,293
49,076	Mid-America Apartment Communities, Inc.	3,150,679
116,764	Sun Communities, Inc.	4,162,636
		9,411,608
	Restaurants 2.8%
158,278	Dominos Pizza, Inc. (a)	2,917,063
79,840	The Cheesecake Factory, Inc. (a)	2,402,386
		5,319,449
	Retail - Apparel 2.0%
133,367	ANN, Inc. (a)	3,882,313

	Retail REITS 0.7%
225,427	Cedar Shopping Centers, Inc.	1,359,325

	Semiconductor Equipment 2.7%
124,386	Advanced Energy Industries, Inc. (a)	2,033,711
369,903	Entegris, Inc. (a)	3,244,049
		5,277,760
	Semiconductors 3.1%
182,682	Fairchild Semiconductor International, Inc. (a)	3,324,812
355,654	Integrated Device Technology, Inc. (a)	2,621,170
		5,945,982
	Specialty Stores 2.2%
70,338	Tractor Supply Co.	4,210,433

	Steel 1.4%
62,344	Carpenter Technology Corp.	2,662,712

	Thrifts & Mortgage Finance 1.7%
118,453	Astoria Financial Corp.	1,702,170
187,869	MGIC Investment Corp. (a)	1,670,155
		3,372,325
	Total Common Stocks
	(Cost $128,806,828)	186,442,279

	SHORT-TERM INVESTMENTS 3.0%
	Investment Company 3.0%
5,858,791	Fidelity Institutional Money Market Portfolio	5,858,791

	Total Short-Term Investments
	(Cost $5,858,791)	5,858,791

	TOTAL INVESTMENTS 99.7%
	(Cost $134,665,619)	192,301,070

	Other Assets in Excess of Liabilities 0.3%	484,345

	TOTAL NET ASSETS 100.0%	$192,785,415

(a) Non-Income Producing
(b) U.S. traded secuity of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$134,665,619
Gross unrealized appreciation	60,444,579
Gross unrealized depreciation	(2,809,128)
Net unrealized appreciation	$57,635,451

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Phocas Small Cap Value Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 98.6%
	Aerospace Product and Parts Manufacturing 2.0%
3,467	AAR Corp. (a)	$96,105
3,621	Triumph Group, Inc.	320,278
		416,383
	Agencies, Brokerages, and Other Insurance Related Activities 0.8%
11,816	National Financial Partners Corp. (a)	174,286

	Animal Slaughtering and Processing 1.6%
21,606	Darling International, Inc. (a)	332,084

	Architectural, Engineering, and Related Services 1.3%
3,911	Tetra Tech, Inc. (a)	96,563
3,746	URS Corp. (a)	172,503
		269,066
	Basic Chemical Manufacturing 3.6%
3,323	Ashland, Inc.	191,936
12,932	Huntsman Corp.	224,758
1,997	OM Group, Inc. (a)	72,971
7,524	Sensient Technologies Corp.	269,660
		759,325
	Clothing Stores 0.9%
3,914	Childrens Place Retail Stores, Inc. (a)	195,035

	Communications Equipment Manufacturing 1.0%
8,936	Arris Group, Inc. (a)	113,845
16,991	Tellabs, Inc.	89,033
		202,878
	Computer Systems Design and Related Services 2.5%
8,882	JDA Software Group, Inc. (a)	268,769
7,795	SYNNEX Corp. (a)	255,131
		523,900
	Cut and Sew Apparel Manufacturing 4.2%
2,995	G-III Apparel Group Ltd. (a)	112,552
13,552	Iconix Brand Group, Inc. (a)	291,097
10,942	Perry Ellis International, Inc. (a)	301,124
10,410	Volcom, Inc.	192,897
		897,670
	Depository Credit Intermediation 14.0%
14,066	Banco Latinoamericano de Exportaciones S.A. (b)	245,592
30,554	Boston Private Financial Holdings, Inc.	216,017
27,672	Center Financial Corp. (a)	203,112
11,164	Columbia Banking System, Inc.	214,014
27,287	First Horizon National Corp.	305,887
10,339	First Pactrust Bancorp, Inc.	164,494
3,993	IBERIABANK Corp.	240,099
7,786	Old National Bancorp	83,466
5,431	Republic Bancorp, Inc. - Class A	105,796
8,452	Southwest Bancorp, Inc. (a)	119,934
5,734	SVB Financial Group (a)	326,437
100,695	Synovus Financial Corp.	241,668
17,033	Washington Banking Co.	240,165
6,616	Wintrust Financial Corp.	243,138
		2,949,819
	Electric Power Generation, Transmission and Distribution 1.5%
5,933	Great Plains Energy, Inc.	118,779
4,630	Portland General Electric Co.	110,055
3,656	Unitil Corp.	86,135
		314,969
	Electrical Equipment Manufacturing 0.6%
3,106	Powell Industries, Inc. (a)	122,501

	Electronic Shopping and Mail-Order Houses 0.4%
6,165	Systemax, Inc. (a)	83,351

	Fruit and Vegetable Preserving and Specialty Food Manufacturing 1.2%
4,366	Treehouse Foods, Inc. (a)	248,294

	Furniture and Home Furnishing Merchant Wholesalers 1.4%
4,295	United Stationers, Inc.	305,160

	Health Care Providers & Services 1.0%
4,992	Wellcare Health Plans, Inc. (a)	209,414

	Highway, Street, and Bridge Construction 0.6%
6,979	Sterling Construction Co, Inc. (a)	117,806

	Insurance Carriers 3.5%
3,411	Alterra Capital Holdings Ltd. (b)	76,202
37,895	CNO Financial Group, Inc. (a)	284,592
3,774	Infinity Property & Casualty Corp.	224,515
5,005	Unitrin, Inc.	154,554
		739,863
	Lawn and Garden Equipment and Supplies Stores 0.8%
6,488	Titan Machinery, Inc. (a)	163,822

	Management of Companies and Enterprises 3.9%
12,608	Ares Capital Corp.	213,075
3,124	Hancock Holding Co.	102,592
17,571	Internet Capital Group, Inc. - Class A (a)	249,508
9,603	Prospect Capital Corp.	117,253
6,701	Safeguard Scientifics, Inc. (a)	136,365
		818,793
	Management, Scientific, and Technical Consulting Services 1.4%
10,316	Huron Consulting Group, Inc. (a)	285,650

	Medical Equipment and Supplies Manufacturing 1.0%
6,383	Orthofix International N.V. (a)(b)	207,192

	Metal Ore Mining 2.9%
9,629	Coeur d'Alene Mines Corp. (a)	334,897
7,015	Materion Corp. (a)	286,212
		621,109
	Miscellaneous Durable Goods Merchant Wholesalers 0.4%
1,230	Schnitzer Steel Industries, Inc. - Class A	79,962

	Motor Vehicle Parts Manufacturing 0.6%
4,238	Fuel Systems Solutions, Inc. (a)	127,903

	Natural Gas Distribution 1.4%
5,195	Atmos Energy Corp.	177,150
3,171	Laclede Group, Inc.	120,815
		297,965
	Nonscheduled Air Transportation 1.1%
3,354	Atlas Air Worldwide Holdings, Inc. (a)	233,841

	Oil and Gas Extraction 6.9%
11,431	Goodrich Petroleum Corp. (a)	253,997
11,411	Penn Virginia Corp.	193,531
8,469	Petroleum Development Corp. (a)	406,596
18,563	Rex Energy Corp. (a)	216,259
8,822	Swift Energy Co. (a)	376,523
		1,446,906
	Other Fabricated Metal Product Manufacturing 2.0%
5,785	Timken Co.	302,556
2,933	Watts Water Technologies, Inc. - Class A	112,011
		414,567
	Other Food Manufacturing 0.4%
3,979	Snyders-Lance, Inc.	78,983

	Other General Purpose Machinery Manufacturing 1.3%
3,929	Esterline Technologies Corp. (a)	277,859

	Other Professional, Scientific, and Technical Services 0.5%
5,901	TeleTech Holdings, Inc. (a)	114,361

	Personal Care Services 1.6%
7,270	Steiner Leisure Ltd. (a)(b)	336,310

	Petroleum and Coal Products Manufacturing 0.4%
1,173	Ameron International Corp.	81,864

	Pharmaceutical and Medicine Manufacturing 3.4%
4,369	Emergent BioSolutions, Inc. (a)	105,555
9,267	Par Pharmaceutical Companies, Inc. (a)	288,019
12,511	Rigel Pharmaceuticals, Inc. (a)	88,953
11,320	ViroPharma, Inc. (a)	225,268
		707,795
	Plastics Product Manufacturing 0.4%
4,261	Tredegar Corp.	91,952

	Printing and Related Support Activities 0.5%
4,532	American Greetings Corp.	106,955

	Pulp, Paper, and Paperboard Mills 0.4%
11,585	Wausau Paper Corp.	88,509

	Rail Transportation 1.0%
3,812	Kansas City Southern (a)	207,563

	Real Estate Investment Trusts 13.6%
13,351	Acadia Realty Trust	252,601
3,863	Alexandria Real Estate Equities, Inc.	301,198
33,667	Cogdell Spencer, Inc.	199,982
15,375	Colonial Properties Trust	295,969
11,658	DuPont Fabros Technology, Inc.	282,706
10,171	First Industrial Realty Trust, Inc. (a)	120,933
7,633	First Potomac Realty Trust	120,220
24,354	Glimcher Realty Trust	225,275
5,474	Kilroy Realty Corp.	212,555
11,120	LaSalle Hotel Properties	300,240
38,465	Strategic Hotels & Resorts, Inc. (a)	248,099
8,540	Sun Communities, Inc.	304,451
		2,864,229
	Sawmills and Wood Preservation 0.6%
11,610	Louisiana-Pacific Corp. (a)	121,905

	Semiconductor and Other Electronic Component Manufacturing 5.3%
24,504	Fairchild Semiconductor International, Inc. - Class A (a)	445,973
15,435	Microsemi Corp. (a)	319,659
38,956	RF Micro Devices, Inc. (a)	249,708
7,940	TriQuint Semiconductor, Inc. (a)	102,505
		1,117,845
	Software Publishers 1.4%
17,634	Compuware Corp. (a)	203,673
14,505	S1 Corp. (a)	96,893
		300,566
	Support Activities for Mining 1.8%
5,653	Basic Energy Services, Inc. (a)	144,208
34,492	Parker Drilling Co. (a)	238,340
		382,548
	Trading Companies & Distributors 0.7%
19,154	Aceto Corp.	152,657

	Water, Sewage and Other Systems 0.8%
6,170	American Water Works Co., Inc.	173,068

	Total Common Stocks
	(Cost $15,663,524)	20,764,483

	SHORT-TERM INVESTMENTS 1.3%
274,442	AIM STIT-STIC Prime Portfolio - Institutional Class	274,442

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $274,442)	274,442

	TOTAL INVESTMENTS 99.9%
	(Cost $15,937,966)	21,038,925

	Other Assets in Excess of Liabilities 0.1%	21,903

	TOTAL NET ASSETS 100.0%	$21,060,828

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$15,937,966
Gross unrealized appreciation	5,252,675
Gross unrealized depreciation	(151,716)
Net unrealized appreciation	$5,100,959

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation – Debt securities (other than short-term instruments) are valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and evaluated dealer bid  quotations. Debt securities, such as term loans, when not priced by an independent pricing service, are priced by an independent dealer based on the current closing bid price. Credit default swaps are valued by a third party pricing service. Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Shares of underlying mutual funds are valued at their respective NAVs.  Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontegra Mastholm International Equity and Frontegra Hexam Emerging Markets Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Advisers or subadvisers pursuant to guidelines established by the Board of Directors.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset backed securities, foreign security indices, foreign exchange rates, and fair value estimates for foreign securities, and changes in benchmark securities indices, interest rates and credit quality of issuers/counterparties for credit default swaps.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2011:

Columbus Core Plus Fund
	Level 1	Level 2	Level 3	Total

Fixed Income
U.S. Treasury Obligations	$-	$143,994,523	$-	$143,994,523
Corporate Bonds	-	121,316,531	-	121,316,531
U.S. Government Agency Issue	-	22,235,783	-	22,235,783
Asset Backed Securities	-	35,119,917	-	35,119,917
Mortgage Backed Securities	-	61,417,147	-	61,417,147
Total Fixed Income	-	384,083,901	-	384,083,901

Short-Term Investments	-	22,664,589	-	22,664,589
Total Investments in Securities	$-	$406,748,490	$-	$406,748,490
Other Financial Instruments*
Swap contracts	$-	$(1,225)	$-	$(1,225)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Columbus Core Fund
	Level 1	Level 2	Level 3	Total

Fixed Income
U.S. Treasury Obligations	$-	$26,333,060	$-	$26,333,060
Corporate Bonds	-	18,372,915	-	18,372,915
U.S. Government Agency Issue	-	3,622,855	-	3,622,855
Asset Backed Securities	-	5,045,121	-	5,045,121
Mortgage Backed Securities	-	11,353,597	-	11,353,597
Total Fixed Income	-	64,727,548	-	64,727,548

Short-Term Investments	-	3,419,726	-	3,419,726
Total Investments in Securities	$-	$68,147,274	$-	$68,147,274
Other Financial Instruments*
Swap contracts	$-	$(200)	$-	$(200)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Mastholm International Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock**	$22,626,236	$-	$-	$22,626,236
Total Equity	22,626,236	-	-	22,626,236

Short-Term Investments	616,870	-	-	616,870
Total Investments in Securities	$23,243,106	$-	$-	$23,243,106

**Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, non-US$ denominated securities move from a Level 1 to a Level 2 classification.

Hexam Emerging Markets Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock**	$21,478,815	$-	$-	$21,478,815
Preferred Stock	1,867,415	-		1,867,415
Exchange Traded Funds	587,365	-		587,365
Participatory Note	-	494,704		494,704
Total Equity	23,933,595	494,704	-	24,428,299

Short-Term Investments	727,360	-	-	727,360
Total Investments in Securities	$24,660,955	$494,704	$-	$25,155,659

**Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, non-US$ denominated securities move from a Level 1 to a Level 2 classification.

Timpani Small Cap Growth Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$1,585,490		$-	$1,585,490
Total Equity	1,585,490	-	-	1,585,490

Short-Term Investments	38,818	-	-	38,818
Total Investments in Securities	$1,624,308	$-	$-	$1,624,308

Netols Small Cap Value Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$172,666,172	$-	$-	$172,666,172
Real Estate Investment Trusts	13,776,107	-	-	13,776,107
Total Equity	186,442,279	-	-	186,442,279

Short-Term Investments	5,858,791	-	-	5,858,791
Total Investments in Securities	$192,301,070	$-	$-	$192,301,070

Phocas Small Cap Value Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$17,900,254		$-	$17,900,254
Real Estate Investment Trusts	2,864,229	$-		2,864,229
Total Equity	20,764,483	-	-	20,764,483

Short-Term Investments	274,442	-	-	274,442
Total Investments in Securities	$21,038,925	$-	$-	$21,038,925

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the current fiscal year, the fiscal year ended June 30, 2010, or for any other tax years which are open for exam. As of March 31, 2011, open tax years include the tax years ended June 30, 2007 through 2010 and the current fiscal year.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year. A Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations of its financial statements.  During the period, the Funds did not incur any interest or penalties.

The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2010, the Funds’ most recent fiscal year end, the capital loss carryovers were as follows:

	Columbus Core Plus	Columbus Core	Mastholm International Equity	Netols Small Cap Value	Phocas Small Cap Value
Date of Expiration
2015	$––	$452,904	$––	$––	$396,510
2016	––	––	––	119,331	3,804,845
2017	––		18,645,962	351,558	––
2018	––	4,294,089	85,177,200	4,419,245	––
Total	$––	$4,746,993	$103,823,162	$4,890,134	4,201,355

  ** The Hexam Emerging Markets Fund and Timpani Small Cap Growth Fund commenced operations on December 20, 2010 and March 23, 2011, respectively.  Because the Funds have not had a fiscal year-end, they do not have any capital loss carryovers as of March 31, 2011.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By    /s/ William D. Forsyth III
               William D. Forsyth III, President and Secretary
            (Principal Executive Officer)

Date       May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ William D. Forsyth III
               William D. Forsyth III, President and Secretary
            (Principal Executive Officer)

Date       May 24, 2011

By    /s/ Elyce D. Dilworth
                               Elyce D. Dilworth, Treasurer and Assistant Secretary
            (Principal Financial Officer)

Date       May 24, 2011